Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Small Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Small Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Small Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Small Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Small Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Small Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Small Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Small Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Small Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Small Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Small Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Small Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Small Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Small Cap Value Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Small Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Small Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Small Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Small Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Small Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Small Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Small Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Small Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Small Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Small Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Small Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity Small Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Small Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Growth Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Small Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | BailiwickOfGuernseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Small Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Mid Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Mid Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Mid Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Mid Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Mid Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Mid Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Mid Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Mid Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Mid Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Mid Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Mid Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Mid Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Value Index Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Mid Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Mid Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Mid Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mid Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Mid Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Mid Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Mid Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Mid Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Mid Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Mid Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Mid Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Mid Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Mid Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Mid Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Mid Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Mid Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Growth Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Mid Cap Growth Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Mid Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Mid Cap Growth Index Fund | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Growth Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Mid Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Enhanced Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI Enhanced Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Enhanced Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Enhanced Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Enhanced Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Enhanced Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity SAI Enhanced Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Enhanced Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity SAI Enhanced Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity SAI Enhanced Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Enhanced Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity SAI Enhanced Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity SAI Enhanced Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Fidelity SAI Enhanced Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity SAI Enhanced Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Enhanced Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Municipal Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Enhanced Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%